SUPPLEMENT DATED JULY 22, 2004

TO

PROSPECTUS DATED APRIL 26, 2004

FOR

SUN LIFE LARGE CASE VUL

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

I. The Annual Fund Operating Expenses table is replaced by the following:

ANNUAL FUND OPERATING EXPENSES	MINIMUM	MAXIMUM
Total Annual Fund Expenses (reflects management fees, distribution [and/or service](12b-1) fees and other expenses)	0.28%	1.30%

II. Effective July 26, 2004, the Merrill Lynch Small Cap Value V.I. Fund is the Merrill Lynch Value Opportunities V.I. Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.